AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.8%
Asset-Backed Securities — 0.9%
Collateralized Loan Obligations
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class A, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.000%)
3.243%(c)	07/15/31	50,000	$ 50,011,755
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.053%(c)	04/15/29	20,000	19,850,716
Octagon Investment Partners 44 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.583%(c)	07/20/32	40,000	39,999,024
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.558%(c)	07/20/29	30,000	30,000,432

Total Asset-Backed Securities (cost $139,561,748)			139,861,927
Commercial Mortgage-Backed Securities — 6.9%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	13,000	14,705,898
BENCHMARK Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	14,842,209
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	25,000	28,032,005
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	3,732	3,930,341
Series 2014-GC23, Class A3
3.356%	07/10/47	16,791	17,676,761
Series 2015-GC29, Class A3
2.935%	04/10/48	15,000	15,542,960
Series 2015-GC31, Class A3
3.497%	06/10/48	15,000	15,957,167
Series 2015-GC33, Class A3
3.515%	09/10/58	20,000	21,325,958
Series 2016-C01, Class A3
2.944%	05/10/49	20,000	20,774,440
Series 2016-C02, Class A3
2.575%	08/10/49	17,500	17,799,969
Series 2016-GC37, Class A3
3.050%	04/10/49	19,800	20,620,993
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	35,756,353
Series 2016-P06, Class A4
3.458%	12/10/49	5,500	5,904,369
Series 2017-P07, Class A3
3.442%	04/14/50	20,000	21,422,554
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	18,535,093
Commercial Mortgage Trust,
Series 2014-CR15, Class A3
3.796%	02/10/47	8,000	8,547,940
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-CR18, Class A4
3.550%	07/15/47	10,000	$ 10,484,929
Series 2014-UBS04, Class A4
3.420%	08/10/47	20,000	20,913,160
Series 2014-UBS06, Class A4
3.378%	12/10/47	2,000	2,092,622
Series 2015-CR22, Class A4
3.048%	03/10/48	15,000	15,561,177
Series 2015-CR26, Class A3
3.359%	10/10/48	17,000	17,909,679
Series 2015-DC01, Class A4
3.078%	02/10/48	10,000	10,342,662
Series 2015-LC21, Class A3
3.445%	07/10/48	17,000	18,006,036
Series 2015-PC01, Class A4
3.620%	07/10/50	13,500	14,349,348
Series 2016-COR01, Class A3
2.826%	10/10/49	25,000	25,670,248
Series 2016-DC02, Class A4
3.497%	02/10/49	18,000	19,161,218
Series 2017-COR02, Class A2
3.239%	09/10/50	45,000	47,412,112
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	19,000	20,046,480
Series 2015-C04, Class A3
3.544%	11/15/48	29,500	31,452,174
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	16,359,647
DBJPM Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	10,000	10,408,438
Series 2016-C03, Class A4
2.632%	08/10/49	15,000	15,312,948
Series 2017-C06, Class A3
3.269%	06/10/50	45,800	47,732,187
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	15,000	15,745,556
Series 2016-GS02, Class A3
2.791%	05/10/49	20,000	20,575,242
Series 2016-GS03, Class A3
2.592%	10/10/49	25,000	25,446,205
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A3
3.928%	01/15/47	3,677	3,902,033
Series 2014-C22, Class A3A1
3.538%	09/15/47	15,000	15,848,238
Series 2015-C30, Class A4
3.551%	07/15/48	18,000	19,218,503
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	55,958,320
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	906	922,343
A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-JP02, Class A3
2.559%	08/15/49	17,500	$ 17,781,678
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	22,000	23,341,043
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,000	10,084,801
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	10,534,227
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	27,939,693
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC016, Class A4
3.548%	08/15/50	15,000	15,772,484
Series 2015-C29, Class A3
3.368%	06/15/48	13,200	13,931,037
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	15,482,103
Series 2016-C35, Class A3
2.674%	07/15/48	25,000	25,503,465
Series 2016-LC24, Class A3
2.684%	10/15/49	35,000	35,720,034
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	20,357,644
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	15,954,293
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	31,417,816
Series 2019-C51, Class A3
3.055%	06/15/52	35,000	36,577,523

Total Commercial Mortgage-Backed Securities (cost $1,034,602,522)			1,082,604,356
Corporate Bonds — 89.0%
Aerospace & Defense — 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34	15,951	17,299,450
3.750%	02/01/50	5,925	6,399,198
3.900%	05/01/49	17,990	19,750,645
3.950%	08/01/59	32,040	35,196,875
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
3.850%	06/15/23	5,675	5,977,731
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	6,183	6,887,088
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	612,419
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	2,586,399
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45	1,150	$ 1,318,983
4.500%	06/01/42	12,075	14,460,383
6.050%	06/01/36	5,000	6,719,719
6.125%	07/15/38	5,804	7,977,193
			125,186,083
Agriculture — 0.9%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	8,580	8,682,424
9.950%	11/10/38	501	806,556
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.750%	09/15/47	10,450	11,555,449
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	30,093	30,422,491
4.390%	08/15/37	39,700	38,466,960
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	9,900	9,935,981
3.500%	02/11/23	15,483	15,797,448
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/41	1,628	1,779,358
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	7,837	8,358,554
5.700%	08/15/35	2,240	2,500,208
5.850%	08/15/45(a)	6,490	7,181,676
6.875%	05/01/20	8,000	8,209,291
7.000%	08/04/41	3,275	4,055,435
8.125%	05/01/40	650	867,486
			148,619,317
Airlines — 0.9%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	3,436	3,618,423
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	6,131	6,426,137
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	9,766	10,090,064
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	3,529	3,699,961
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	4,618	4,865,475
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	300	316,509

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	412	$ 452,257
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.600%	12/04/20	7,800	7,813,824
3.625%	03/15/22	68,197	70,054,752
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21	1,774	1,780,504
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27(a)	1,338	1,419,954
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	4,255	4,480,309
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	21,176	21,388,025
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	206	217,113
			136,623,307
Auto Manufacturers — 2.1%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	1,300	1,316,137
2.875%	03/10/21	3,500	3,528,585
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	968	1,210,051
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	6,670	5,795,908
6.375%	02/01/29	2,870	3,052,027
7.450%	07/16/31(a)	9,116	10,470,142
7.750%	06/15/43	1,510	1,724,292
8.900%	01/15/32	891	1,105,197
9.980%	02/15/47	5,300	7,411,487
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.219%	01/09/22	7,350	7,342,550
3.339%	03/28/22	20,000	20,026,317
3.350%	11/01/22	35,700	35,704,807
3.813%	10/12/21	1,835	1,859,791
3.815%	11/02/27(a)	1,610	1,526,397
4.687%	06/09/25	34,740	35,436,562
5.085%	01/07/21	4,900	5,024,979
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	440	451,960
5.000%	04/01/35	3,785	3,799,164
6.250%	10/02/43	36,675	40,178,632
6.600%	04/01/36	4,580	5,247,471
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20		7,200	$ 7,210,697
3.200%	07/06/21		8,500	8,587,178
3.450%	01/14/22		11,580	11,800,878
3.700%	11/24/20		7,450	7,543,125
3.950%	04/13/24		3,525	3,623,455
4.000%	01/15/25(a)		372	381,920
4.000%	10/06/26		6,525	6,602,553
4.350%	01/17/27		4,835	4,969,693
5.250%	03/01/26		11,130	12,073,069
Sr. Unsec’d. Notes
3.550%	07/08/22		23,300	23,776,878
4.200%	11/06/21		20,500	21,148,936
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.875%	11/13/20		6,225	6,326,445
4.000%	11/12/21		3,860	3,989,196
Volkswagen International Finance NV (Germany),
Gtd. Notes
1.875%	03/30/27	EUR	15,000	17,277,822
				327,524,301
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.000%	04/29/20		7,216	7,262,978
4.500%	04/29/22(a)		7,747	7,927,373
				15,190,351
Banks — 10.1%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23		6,600	6,723,191
3.500%	04/11/22		5,000	5,131,188
3.800%	02/23/28		4,400	4,609,067
4.379%	04/12/28(a)		8,200	8,969,980
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	–(rr)		6,300	6,882,750
Jr. Sub. Notes, Series DD
6.300%(ff)	–(rr)		3,075	3,459,375
Jr. Sub. Notes, Series FF
5.875%(ff)	–(rr)(a)		3,315	3,580,200
Jr. Sub. Notes, Series JJ
5.125%(ff)	–(rr)		22,000	22,742,500
Jr. Sub. Notes, Series X
6.250%(ff)	–(rr)		5,075	5,519,063
Jr. Sub. Notes, Series Z
6.500%(ff)	–(rr)		2,000	2,225,000
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28		24,217	25,292,258
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30(a)		5,180	5,342,245
3.824%(ff)	01/20/28		67,232	72,169,755
4.271%(ff)	07/23/29		3,600	4,004,568
4.330%(ff)	03/15/50		10,295	12,130,603

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
4.443%(ff)	01/20/48	2,000	$ 2,372,693
5.000%	01/21/44	30,900	39,201,628
Sub. Notes
6.110%	01/29/37	1,000	1,309,748
Sub. Notes, MTN
4.000%	01/22/25	12,425	13,193,297
4.450%	03/03/26	33,340	36,333,600
Sub. Notes, Series L, MTN
3.950%	04/21/25	10,185	10,793,365
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	–(rr)	11,245	11,491,940
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	775	793,135
3.932%(ff)	05/07/25	22,715	23,477,644
4.337%	01/10/28(a)	3,800	3,992,820
4.375%	01/12/26(a)	16,550	17,467,047
4.610%(ff)	02/15/23	30,520	31,693,425
4.950%	01/10/47	3,755	4,121,819
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	4,725	5,183,499
Sub. Notes
5.088%(ff)	06/20/30	12,000	12,512,327
5.200%	05/12/26	5,100	5,417,648
BB&T Corp.,
Jr. Sub. Notes
4.800%(ff)	–(rr)	61,000	60,999,390
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28	19,700	21,760,904
5.198%(ff)	01/10/30(a)	1,490	1,743,805
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	01/11/28	4,000	4,176,688
Citigroup, Inc.,
Jr. Sub. Notes, Series R
6.125%(ff)	–(rr)	7,500	7,710,000
Jr. Sub. Notes, Series T
6.250%(ff)	–(rr)	3,960	4,410,450
Jr. Sub. Notes, Series U
5.000%(ff)	–(rr)	35,500	35,933,100
Sr. Unsec’d. Notes
3.668%(ff)	07/24/28	34,800	36,841,000
3.700%	01/12/26	1,800	1,911,462
3.887%(ff)	01/10/28	385	412,396
4.650%	07/23/48	9,600	11,748,571
5.875%	01/30/42	8,365	11,405,149
6.875%	02/15/98	2,825	4,065,840
8.125%	07/15/39	2,000	3,278,986
Sub. Notes
4.400%	06/10/25	5,400	5,812,505
4.450%	09/29/27	6,760	7,375,668
4.600%	03/09/26(a)	425	464,350
4.750%	05/18/46	17,515	20,426,564
5.500%	09/13/25	6,146	6,967,607
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,000	$ 1,055,701
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23	4,840	4,888,847
3.869%(ff)	01/12/29	12,455	13,100,633
4.207%(ff)	06/12/24	4,560	4,801,786
4.282%	01/09/28	7,135	7,662,774
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25	1,665	1,748,696
3.800%	06/09/23	16,907	17,657,287
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	4,815	4,853,692
5.000%	01/12/22	6,353	6,679,221
5.375%	01/12/24	14,400	15,817,408
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.150%	01/22/21	11,390	11,382,085
3.950%	02/27/23	1,500	1,521,833
4.250%	02/04/21	29,170	29,495,848
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	40,200	41,658,338
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,205	2,273,687
4.200%	08/08/23	725	770,733
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L, 3 Month LIBOR + 3.884%
6.065%(c)	–(rr)	2,430	2,439,113
Jr. Sub. Notes, Series M
5.375%(ff)	–(rr)	8,100	8,194,527
Jr. Sub. Notes, Series O
5.300%(ff)	–(rr)	5,250	5,512,500
Sr. Unsec’d. Notes
3.500%	01/23/25	10,540	10,987,490
3.500%	11/16/26	9,640	10,014,507
3.625%	02/20/24	180	188,647
3.750%	05/22/25	2,700	2,857,241
3.750%	02/25/26	1,500	1,586,307
3.850%	01/26/27(a)	42,400	44,959,750
4.223%(ff)	05/01/29	14,845	16,204,654
5.750%	01/24/22	700	754,174
Sub. Notes
5.150%	05/22/45	8,275	9,820,777
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24(a)	5,000	5,261,019
4.250%	08/18/25	1,560	1,647,024
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.950%	03/29/27	6,800	7,321,757
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/23/29	15,500	15,428,686

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC
4.625%(ff)	–(rr)(a)	23,500	$ 22,964,200
Jr. Sub. Notes, Series FF
5.000%(ff)	–(rr)	32,730	33,462,170
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.736%(c)	–(rr)	3,156	3,170,792
Jr. Sub. Notes, Series Q
5.150%(ff)	–(rr)	1,800	1,854,000
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
5.419%(c)	–(rr)	7,000	7,000,000
Jr. Sub. Notes, Series X
6.100%(ff)	–(rr)	6,000	6,508,920
Jr. Sub. Notes, Series Z
5.300%(ff)	–(rr)	6,990	7,068,637
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	1,630	1,618,551
3.782%(ff)	02/01/28	5,000	5,349,404
3.882%(ff)	07/24/38	45,267	50,013,392
3.897%(ff)	01/23/49	3,000	3,338,019
3.964%(ff)	11/15/48	57,900	64,913,377
4.005%(ff)	04/23/29	11,035	12,052,816
4.032%(ff)	07/24/48	3,525	3,985,184
4.260%(ff)	02/22/48	34,470	40,244,225
4.452%(ff)	12/05/29	1,500	1,695,633
5.400%	01/06/42	250	331,018
5.600%	07/15/41	1,100	1,493,599
Sub. Notes
4.125%	12/15/26	9,450	10,311,214
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	10,000	10,370,868
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
5.913%(c)	–(rr)	3,675	3,705,135
Jr. Sub. Notes, Series J
5.550%(ff)	–(rr)	5,215	5,287,228
Sr. Unsec’d. Notes
4.375%	01/22/47	3,800	4,460,227
4.457%(ff)	04/22/39	8,035	9,357,016
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24	3,760	3,981,354
3.875%	01/27/26	589	632,222
4.000%	07/23/25	12,793	13,800,821
4.431%(ff)	01/23/30	27,100	30,437,702
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25(a)	11,680	11,797,018
3.971%(ff)	07/22/38	17,130	18,793,870
6.375%	07/24/42	5,875	8,528,009
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	1,190	1,265,957
Sub. Notes, MTN
4.100%	05/22/23	60	63,184
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.625%	09/29/22	13,300	13,653,981
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23	4,535	$ 4,752,534
Sub. Notes, 144A
4.250%	09/21/22	2,000	2,090,683
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24	510	533,820
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	5,900	6,091,083
4.269%(ff)	03/22/25	22,710	23,754,919
4.445%(ff)	05/08/30(a)	41,100	43,995,598
5.076%(ff)	01/27/30	8,450	9,453,697
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.450%	12/03/21	17,100	17,860,373
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24	450	482,057
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	–(rr)	5,005	5,092,588
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30	15,000	15,102,192
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23	15,000	15,161,814
4.125%	09/24/25	3,999	4,320,390
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22(a)	14,525	15,580,569
Wells Fargo & Co.,
Sub. Notes, GMTN
4.900%	11/17/45	8,905	10,589,687
Sub. Notes, MTN
4.650%	11/04/44	3,135	3,622,405
4.750%	12/07/46	13,680	16,150,061
			1,572,272,768
Beverages — 2.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	23,680	27,352,721
4.900%	02/01/46(a)	56,278	67,152,428
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43	13,125	13,779,284
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42	5,770	5,972,214
4.000%	04/13/28	8,950	9,870,803
4.375%	04/15/38	32,950	36,896,140
4.439%	10/06/48	15,865	17,958,716
4.600%	04/15/48	5,245	6,049,277

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium), (cont’d.)
4.750%	01/23/29	8,090	$ 9,402,694
5.450%	01/23/39	6,345	8,021,093
5.550%	01/23/49	28,752	37,628,195
5.800%	01/23/59(a)	5,235	7,068,846
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25	21,850	23,368,287
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
5.250%	11/26/43	2,400	3,041,735
Constellation Brands, Inc.,
Gtd. Notes
4.100%	02/15/48(a)	4,600	4,947,989
4.250%	05/01/23	5,824	6,226,211
5.250%	11/15/48	23,729	29,709,241
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.057%	05/25/23	10,380	10,977,359
4.500%	11/15/45	17,400	18,771,918
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46	6,706	8,354,220
4.600%	07/17/45	6,445	8,073,259
			360,622,630
Biotechnology — 1.5%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	800	802,605
3.625%	05/22/24(a)	4,830	5,116,979
4.400%	05/01/45	18,243	20,616,132
4.663%	06/15/51	21,773	25,492,428
4.950%	10/01/41	2,270	2,705,938
Baxalta, Inc.,
Gtd. Notes
5.250%	06/23/45	1,456	1,883,028
Biogen, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/45	17,708	20,993,835
Celgene Corp.,
Sr. Unsec’d. Notes
4.350%	11/15/47(a)	22,307	25,858,437
4.550%	02/20/48(a)	38,305	45,708,578
4.625%	05/15/44	6,837	8,119,424
5.000%	08/15/45	2,030	2,545,435
5.250%	08/15/43	21,964	27,714,537
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,177	1,242,646
3.650%	03/01/26	12,295	13,178,107
4.500%	02/01/45	9,770	11,306,246
4.750%	03/01/46	6,095	7,254,552
4.800%	04/01/44	10,125	12,109,109
			232,648,016
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 1.0%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25(a)	6,850	$ 7,241,217
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	2,900	2,921,750
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	5,656,994
4.950%	07/02/64	8,582	9,050,399
5.125%	09/14/45	1,158	1,351,206
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,877,167
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,125	1,203,683
4.250%	12/15/47	3,150	3,179,380
Masco Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/47	8,500	8,617,349
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	2,745,281
4.200%	12/01/24	4,868	5,124,323
4.300%	07/15/47	36,900	33,510,401
4.400%	01/30/48	12,540	11,542,919
7.000%	12/01/36	11,650	14,287,273
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	6,150	6,334,500
6.000%	10/15/25	7,400	7,758,604
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	27,878	29,950,325
4.700%	03/01/48	4,700	5,152,463
			157,505,234
Chemicals — 3.2%
Albemarle Corp.,
Sr. Unsec’d. Notes
4.150%	12/01/24	16,129	17,226,249
Ashland LLC,
Gtd. Notes
4.750%	08/15/22	6,031	6,317,472
Celanese US Holdings LLC,
Gtd. Notes
3.500%	05/08/24	15,095	15,650,358
4.625%	11/15/22	16,313	17,356,600
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43(a)	7,248	7,103,040
5.150%	03/15/34	7,835	8,195,018
5.375%	03/15/44	14,350	14,450,845
Sr. Sec’d. Notes, 144A
4.500%	12/01/26	21,044	22,957,093

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34	16,094	$ 17,050,262
4.375%	11/15/42	16,717	17,353,150
5.250%	11/15/41	2,271	2,604,196
7.375%	11/01/29	17,388	22,906,328
9.400%	05/15/39	800	1,290,900
Sr. Unsec’d. Notes, 144A
4.800%	05/15/49	12,619	13,946,870
5.550%	11/30/48(a)	49,957	60,599,630
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25(a)	8,500	8,905,198
4.500%	12/01/28(a)	3,392	3,743,820
4.650%	10/15/44	14,346	15,581,947
4.800%	09/01/42	4,057	4,429,320
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	333	447,874
INVISTA Finance LLC,
Sr. Sec’d. Notes, 144A
4.250%	10/15/19	9,400	9,404,653
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44(a)	10,755	11,758,409
5.250%	07/15/43	18,305	20,855,181
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	6,254	6,476,397
5.750%	04/15/24	7,500	8,465,795
6.000%	11/15/21	5,450	5,811,568
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
3.250%	12/15/19	5,300	5,310,431
5.250%	03/01/22	11,100	11,535,324
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	14,860	16,473,420
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.000%	04/01/25	800	812,959
3.150%	10/01/22	11,330	11,547,305
3.625%	03/15/24	6,045	6,331,963
4.125%	03/15/35	7,241	7,552,790
4.200%	04/01/29	1,035	1,140,059
4.900%	06/01/43	1,200	1,317,717
5.000%	04/01/49	5,145	6,003,418
5.250%	01/15/45	5,070	5,992,417
6.125%	01/15/41	8,436	10,448,524
7.125%	05/23/36	19,134	25,502,433
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	2,460,306
5.875%	09/17/44	2,100	2,223,375
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	5,761	5,883,479
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.800%	08/15/49	14,850	$ 15,158,807
Syngenta Finance NV (Switzerland),
Gtd. Notes
4.375%	03/28/42(a)	4,440	4,069,105
Gtd. Notes, 144A
5.182%	04/24/28	2,480	2,636,099
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	669,245
W.R. Grace & Co.,
Gtd. Notes, 144A
5.125%	10/01/21	1,400	1,454,390
Yara International ASA (Norway),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	21,190,273
			506,602,012
Commercial Services — 1.5%
Block Financial LLC,
Gtd. Notes
4.125%	10/01/20	7,100	7,212,748
Cintas Corp. No. 2,
Gtd. Notes
3.700%	04/01/27	6,095	6,646,003
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/14	2,875	3,751,579
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	13,000	13,363,681
3.300%	12/01/26	4,800	4,960,844
4.200%	11/01/46(a)	32,800	35,469,698
4.500%	02/15/45	8,460	9,430,261
5.625%	03/15/42	1,000	1,267,153
6.700%	06/01/34	1,000	1,365,343
7.000%	10/15/37	3,623	5,130,329
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/18	2,980	4,174,940
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,050	1,054,861
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	14,182,712
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/16	370	438,401
4.678%	07/01/14	12,715	17,899,399
5.600%	07/01/11	160	273,131
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	2,025	2,030,670

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Northwestern University,
Unsec’d. Notes
3.662%	12/01/57	17,608	$ 20,866,834
4.198%	12/01/47	1,335	1,645,919
4.643%	12/01/44	2,800	3,579,779
Novant Health, Inc.,
Unsec’d. Notes
4.371%	11/01/43	2,150	2,590,914
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	9,200	9,257,239
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	960	1,290,379
Unsec’d. Notes
5.625%	10/01/38	17,500	24,567,970
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23	3,425	3,564,450
4.000%	06/01/23	6,920	7,263,949
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	5,265,652
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/12	6,976	9,752,252
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25(a)	5,000	5,202,500
5.875%	09/15/26	4,000	4,265,200
University of Notre Dame du Lac,
Unsec’d. Notes
3.394%	02/15/48	6,475	7,173,216
			234,938,006
Computers — 0.8%
Apple, Inc.,
Sr. Unsec’d. Notes
3.250%	02/23/26	16,175	17,143,129
3.750%	09/12/47	6,110	6,820,345
3.750%	11/13/47(a)	6,170	6,880,169
3.850%	05/04/43	9,378	10,514,935
3.850%	08/04/46(a)	10,700	12,061,724
4.250%	02/09/47	2,945	3,520,724
4.650%	02/23/46	33,995	42,745,403
DXC Technology Co.,
Sr. Unsec’d. Notes
4.250%	04/15/24	5,000	5,244,965
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.500%	01/27/22	915	925,212
2.850%	05/13/22	25,000	25,525,597
NCR Corp.,
Gtd. Notes
6.375%	12/15/23(a)	500	513,750
			131,895,953
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale — 0.0%
W.W. Grainger, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/47	4,480	$ 4,994,153
Diversified Financial Services — 0.5%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	10,000	10,556,265
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	50,486	52,834,544
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43(a)	3,500	4,002,797
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	6,550	7,504,671
Legg Mason, Inc.,
Sr. Unsec’d. Notes
5.625%	01/15/44	5,100	5,690,602
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20	3,250	3,310,938
			83,899,817
Electric — 12.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/22	5,600	5,624,385
3.800%	10/01/47	3,250	3,545,686
3.950%	06/01/28	6,240	6,888,523
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	7,560,925
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	3,987,160
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26(a)	2,080	2,174,818
3.750%	12/01/47	10,015	10,926,204
3.800%	06/15/49	10,675	11,738,944
4.000%	12/01/46	5,000	5,645,932
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23(a)	644	655,270
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	10,520	10,849,765
4.150%	08/15/44	4,500	5,105,027
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47	12,200	13,252,063
4.500%	03/15/49	8,795	10,812,395
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	9,000,024
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	7,683,732

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.700%	01/15/44	2,550	$ 3,051,959
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	11,020	11,359,440
3.800%	06/01/29(a)	9,750	10,474,379
Avista Corp.,
First Mortgage
4.350%	06/01/48	14,005	16,451,939
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.200%	09/15/49	2,290	2,265,845
3.750%	08/15/47	20,800	22,452,443
4.250%	09/15/48	14,575	16,989,131
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.250%	04/15/28	5,100	5,371,339
3.800%	07/15/48	7,145	7,712,545
4.450%	01/15/49	30,200	36,030,752
4.500%	02/01/45(a)	8,150	9,670,766
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	10,260	12,552,819
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49	14,295	14,428,593
4.250%	11/01/28	3,645	4,004,097
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes, 144A
3.375%	09/15/29	9,995	10,004,663
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	11,009,539
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24	9,250	9,749,428
4.875%	03/01/44	4,495	5,461,724
Commonwealth Edison Co.,
First Mortgage
3.650%	06/15/46	18,950	20,470,015
3.700%	03/01/45	6,751	7,281,087
3.750%	08/15/47	7,610	8,328,956
3.800%	10/01/42	1,465	1,597,037
4.000%	03/01/48	7,045	8,061,603
4.350%	11/15/45	4,655	5,541,670
4.600%	08/15/43	2,000	2,427,428
4.700%	01/15/44	925	1,153,700
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	925	1,005,608
3.950%	03/01/43	4,905	5,355,853
4.450%	03/15/44	8,000	9,350,628
4.500%	05/15/58	20,000	23,721,062
5.700%	06/15/40	2,120	2,837,508
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	1,785	2,045,707
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50	18,200	$ 18,329,173
3.250%	08/15/46	5,075	5,192,065
4.350%	08/31/64	6,840	8,084,789
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	3,000	3,936,718
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28(a)	6,160	6,820,204
4.700%	12/01/44	1,625	1,896,030
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49	3,800	4,475,823
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41	8,810	10,393,595
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	19,256,233
3.700%	06/01/46	1,305	1,401,339
3.750%	08/15/47	7,040	7,764,433
3.950%	06/15/42	5,800	6,298,378
4.300%	07/01/44	5,625	6,627,483
General Ref. Mortgage, Series A
4.000%	04/01/43	525	589,219
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	13,330	13,369,686
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	5,835	6,118,374
Sr. Unsec’d. Notes, Series F
3.850%	12/01/23	5,000	5,270,837
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	27,700	27,775,083
3.750%	06/01/45	10,410	11,247,748
3.950%	03/15/48	11,280	12,707,529
4.250%	12/15/41	12,900	14,878,062
6.050%	04/15/38(a)	2,505	3,508,062
First Ref. Mortgage
2.950%	12/01/26	14,955	15,494,416
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	3,740	3,850,542
3.950%	08/15/47	3,955	4,232,950
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	8,550,864
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	400	500,486
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	1,500	1,591,006
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	21,803,641

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Progress LLC, (cont’d.)
4.100%	03/15/43	1,200	$ 1,354,309
4.150%	12/01/44	4,802	5,495,730
5.700%	04/01/35	500	635,802
6.125%	09/15/33	4,400	5,740,606
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	5,700,992
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	1,000	1,163,992
4.950%	10/13/45	10,850	12,795,874
6.000%	01/22/14	1,300	1,576,036
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	20,050	23,205,792
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	26,297	26,927,140
3.625%	05/25/27	9,825	10,194,889
4.250%	09/14/23	14,820	15,739,091
4.625%	09/14/25	11,795	12,882,797
4.875%	06/14/29	1,205	1,367,501
Entergy Louisiana LLC,
Collateral Trust
4.200%	09/01/48	21,560	25,258,234
4.200%	04/01/50	15,580	18,314,883
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	3,195	3,556,074
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	18,180	18,904,242
4.500%	03/30/39	15,760	18,554,148
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	4,838,261
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46(a)	5,390	6,094,516
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42(a)	7,902	9,390,587
5.750%	10/01/41	10,000	11,954,823
6.250%	10/01/39	10,000	12,639,901
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	12,250	14,646,213
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	15,283	19,410,067
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49(a)	21,545	21,922,652
3.250%	06/01/24	3,575	3,753,009
3.700%	12/01/47	3,870	4,290,565
3.950%	03/01/48	16,395	18,952,669
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Florida Power & Light Co., (cont’d.)
3.990%	03/01/49	19,700	$ 22,994,805
4.050%	10/01/44	7,550	8,749,119
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	4,813,633
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	2,803	3,081,408
4.750%	09/01/40	1,900	2,202,996
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	9,290	9,131,759
Idaho Power Co.,
First Mortgage
4.200%	03/01/48	6,300	7,109,680
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	8,750,436
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	15,627,289
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	794,327
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	10,687,500
5.300%	07/01/43	1,000	1,273,086
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	1,000	1,092,218
Kansas City Power & Light Co.,
General Ref. Mortgage
4.125%	04/01/49	1,220	1,410,321
Mortgage
4.200%	03/15/48	4,330	5,070,918
Kansas Gas & Electric Co.,
First Mortgage, 144A
4.300%	07/15/44	2,000	2,346,787
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	960	1,139,142
4.650%	11/15/43	675	819,876
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	9,500	11,059,491
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.000%	04/15/25	10,000	10,624,595
4.300%	01/15/29	6,315	7,123,701
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	13,225,467
3.650%	08/01/48	22,370	24,381,854
4.250%	05/01/46	4,500	5,321,022
4.250%	07/15/49	10,200	12,283,668
4.400%	10/15/44	16,080	19,283,977

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
MidAmerican Energy Co., (cont’d.)
4.800%	09/15/43	2,900	$ 3,633,531
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,575	2,760,483
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	9,132,653
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	7,320	7,933,609
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	8,110	8,430,232
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.150%	04/01/24	8,075	8,340,063
3.625%	06/15/23	1,325	1,380,346
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	1,836,885
3.400%	08/15/42	8,450	8,850,253
3.600%	05/15/46	17,056	18,492,382
3.600%	09/15/47	11,350	12,320,526
4.000%	08/15/45	4,830	5,516,033
4.125%	05/15/44	8,520	9,843,965
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	2,000	2,166,700
7.250%	05/15/26	6,200	6,790,550
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	4,415,621
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
3.800%	08/15/28	10,670	11,629,822
4.000%	12/15/44	9,000	9,787,155
4.150%	04/01/47	3,655	4,117,178
4.550%	03/15/44	1,325	1,547,202
PacifiCorp,
First Mortgage
4.150%	02/15/50	26,800	31,290,270
PECO Energy Co.,
First Mortgage
3.000%	09/15/49	5,155	5,043,040
3.700%	09/15/47	3,840	4,222,869
3.900%	03/01/48	9,385	10,580,206
4.800%	10/15/43	1,575	1,969,806
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	6,010	6,194,442
3.600%	06/01/29	10,000	10,616,573
PPL Capital Funding, Inc.,
Gtd. Notes
4.700%	06/01/43	800	901,394
5.000%	03/15/44	5,865	6,846,674
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	5,515	$ 5,336,075
3.950%	06/01/47	4,460	5,066,752
4.125%	06/15/44	4,450	5,082,923
6.250%	05/15/39	500	712,092
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	33,010,436
7.750%	03/01/31	8,824	12,581,849
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	10,328,484
3.700%	06/15/28	2,000	2,209,475
4.100%	06/15/48	4,735	5,530,565
4.300%	03/15/44	165	194,851
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.750%	03/15/24	2,900	3,084,663
4.000%	06/01/44	2,000	2,222,414
First Ref. Mortgage, MTN
3.950%	05/01/42	2,000	2,247,405
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	17,297,965
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49	22,510	22,444,913
4.434%	11/15/41	1,787	2,059,276
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	6,375	6,622,538
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	37,545	42,751,102
5.350%	05/15/35	6,997	8,388,027
5.350%	05/15/40	773	947,183
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	17,500	17,972,752
3.400%	02/01/28	19,250	19,884,432
Southern California Edison Co.,
First Ref. Mortgage
3.900%	03/15/43	5,000	5,249,501
4.000%	04/01/47(a)	28,115	30,151,170
4.050%	03/15/42	2,600	2,764,519
4.650%	10/01/43	950	1,094,763
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	4,389,018
4.125%	03/01/48	15,150	16,444,533
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	17,050	18,458,999
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	4,826,723
4.500%	08/15/41	550	647,255

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	$ 8,546,495
4.450%	06/15/49	13,580	16,391,959
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,721,579
Tri-State Generation & Transmission Association, Inc.,
First Mortgage
4.250%	06/01/46	11,770	12,963,610
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	9,757,291
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,551,110
4.450%	02/15/44	3,835	4,508,446
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	7,920	8,448,803
3.800%	04/01/28(a)	1,530	1,674,360
Sr. Unsec’d. Notes, Series B
3.800%	09/15/47	23,150	25,062,731
4.200%	05/15/45	8,500	9,694,515
Sr. Unsec’d. Notes, Series C
4.000%	11/15/46	1,900	2,122,763
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43(a)	2,000	2,409,714
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	5,525	5,561,670
Westar Energy, Inc.,
First Mortgage
4.100%	04/01/43	3,775	4,273,520
4.125%	03/01/42	3,010	3,401,980
4.250%	12/01/45	4,365	5,057,008
4.625%	09/01/43	2,780	3,321,653
Sr. Sec’d. Notes
3.250%	09/01/49	12,685	12,735,527
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	3,850	4,354,370
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	6,199,915
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	5,426,360
			1,906,073,849
Electronics — 0.2%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	13,160	13,948,812
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	2,500	2,671,875
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics (cont’d.)
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
3.500%	02/03/22(a)	8,100	$ 8,331,157
7.125%	10/01/37	8,475	12,219,342
			37,171,186
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	5,038,294
Entertainment — 0.0%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	375	380,156
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	7,965	8,474,222
Foods — 3.2%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	669,523
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48(a)	48,012	53,869,104
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
4.375%	03/15/45(a)	3,800	4,131,429
Koninklijke Ahold Delhaize NV (Netherlands),
Gtd. Notes
5.700%	10/01/40	7,739	9,556,172
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,370	3,334,230
4.000%	06/15/23(a)	14,420	15,054,378
4.375%	06/01/46	34,021	32,481,183
4.625%	01/30/29(a)	7,890	8,534,872
5.000%	07/15/35	16,515	17,610,170
5.200%	07/15/45	6,800	7,148,611
6.500%	02/09/40	3,950	4,675,262
6.750%	03/15/32	13,633	16,763,777
Gtd. Notes, 144A
3.750%	04/01/30	5,000	5,046,688
7.125%	08/01/39	5,165	6,528,017
Kroger Co. (The),
Sr. Unsec’d. Notes
3.875%	10/15/46	5,820	5,551,901
4.450%	02/01/47(a)	8,000	8,252,617
4.500%	01/15/29(a)	4,140	4,625,844
4.650%	01/15/48(a)	27,180	29,087,163
5.000%	04/15/42	1,150	1,244,736
5.150%	08/01/43	450	496,537
5.400%	01/15/49	17,940	21,235,486
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	4,400	5,822,161

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Mars, Inc.,
Gtd. Notes, 144A
3.600%	04/01/34	5,465	$ 6,041,308
3.950%	04/01/44	22,980	25,883,500
4.125%	04/01/54	11,735	13,498,602
4.200%	04/01/59	10,575	12,198,792
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38	75,000	86,646,294
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25	7,600	8,158,438
4.500%	04/01/46	4,255	4,936,582
4.850%	10/01/45	1,585	1,915,391
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27(a)	12,390	13,128,704
4.000%	03/01/26	3,180	3,448,028
4.550%	06/02/47	4,660	5,226,019
5.100%	09/28/48	46,005	55,891,826
5.150%	08/15/44	1,075	1,282,220
			499,975,565
Forest Products & Paper — 0.5%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28	2,960	3,941,862
International Paper Co.,
Sr. Unsec’d. Notes
4.350%	08/15/48	4,400	4,563,669
4.800%	06/15/44	28,560	30,901,334
5.150%	05/15/46	1,726	1,944,126
6.000%	11/15/41	22,149	27,030,035
7.300%	11/15/39	2,080	2,817,330
			71,198,356
Gas — 1.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49	15,400	15,631,234
4.125%	10/15/44	5,120	5,924,351
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47	2,610	2,806,100
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44	915	1,080,740
NiSource, Inc.,
Sr. Unsec’d. Notes
4.375%	05/15/47	15,000	16,792,769
4.800%	02/15/44	10,310	12,015,263
5.650%	02/01/45	3,000	3,865,978
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48(a)	14,125	17,256,029
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		12,500	$ 13,354,445
4.650%	08/01/43		5,960	6,997,605
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44		2,500	2,884,873
First Mortgage, Series UU
4.125%	06/01/48		9,445	10,930,395
First Mortgage, Series VV
4.300%	01/15/49		12,650	15,012,873
First Mortgage, Series WW
3.950%	02/15/50		24,720	27,949,305
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	9,704,736
3.950%	10/01/46		5,520	5,794,992
4.400%	06/01/43		750	838,321
4.400%	05/30/47		27,369	30,890,081
Southwest Gas Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/43		5,000	6,188,740
				205,918,830
Healthcare-Products — 1.6%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.875%	09/15/25		26,030	28,307,596
4.750%	11/30/36		510	623,585
4.900%	11/30/46		4,800	6,192,192
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
6.000%	05/15/39		2,500	3,081,067
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26(a)		9,780	10,451,416
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	44,100	48,088,906
1.800%	09/18/49	EUR	7,500	8,383,895
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	03/15/42		9,216	11,230,356
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	2,800	3,387,662
2.250%	03/07/39	EUR	4,120	5,359,380
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35		4,695	5,650,153
4.625%	03/15/45		1	1,284
Stryker Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/46		6,405	7,843,655
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/27		21,853	22,844,734

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc., (cont’d.)
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	$ 35,342,202
1.875%	10/01/49	EUR	45,875	50,004,356
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	04/01/25		5,000	5,249,525
				252,041,964
Healthcare-Services — 2.7%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28		7,005	7,726,263
4.272%	08/15/48		8,950	10,851,298
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		1,865	1,867,258
Allina Health System,
Unsec’d. Notes
4.805%	11/15/45		4,465	5,517,214
Anthem, Inc.,
Sr. Unsec’d. Notes
3.650%	12/01/27		6,550	6,882,661
3.700%	09/15/49		18,970	18,451,679
4.101%	03/01/28		4,075	4,401,259
4.625%	05/15/42		2,600	2,877,992
4.650%	01/15/43		1,000	1,105,550
4.850%	08/15/54		510	577,301
5.100%	01/15/44		720	838,597
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		17,310	20,398,026
Unsec’d. Notes
4.847%	11/15/53		2,672	3,631,423
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46		24,330	27,695,941
Children’s Hospital Corp. (The),
Gtd. Notes
4.115%	01/01/47		6,650	7,954,913
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48		12,000	14,146,702
Duke University Health System, Inc.,
Sr. Unsec’d. Notes
3.920%	06/01/47		6,635	7,701,049
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		1,650	1,802,625
5.875%	05/01/23		750	825,000
5.875%	02/01/29		5,400	6,065,442
Sr. Sec’d. Notes
5.000%	03/15/24		29,115	31,792,079
5.250%	04/15/25(a)		3,500	3,892,826
5.250%	06/15/49		8,500	9,272,167
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	21,125	$ 24,877,499
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	18,105	21,768,790
4.875%	04/01/42	1,000	1,292,368
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45	12,050	13,417,144
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	2,390	2,882,788
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	6,529	7,695,220
4.063%	08/01/56	2,850	3,334,154
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	14,441,906
4.784%	07/01/44	7,305	9,199,327
Sr. Sec’d. Notes
5.750%	07/01/43	700	980,238
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	2,208	2,527,312
Quest Diagnostics, Inc.,
Gtd. Notes
5.750%	01/30/40	1,251	1,481,637
6.950%	07/01/37	1,704	2,212,470
Sr. Unsec’d. Notes
3.450%	06/01/26	4,715	4,960,535
4.250%	04/01/24	1,400	1,498,219
4.700%	03/30/45	7,800	8,609,935
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46	8,850	10,029,882
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	4,275	5,240,126
Sutter Health,
Unsec’d. Notes
3.695%	08/15/28	2,400	2,608,170
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	6,770,847
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5,320	5,720,206
3.850%	06/15/28	14,150	15,490,705
3.950%	10/15/42	2,060	2,227,939
4.250%	04/15/47	13,715	15,576,687
4.250%	06/15/48	13,790	15,832,408
4.450%	12/15/48	2,000	2,365,098
4.625%	07/15/35(a)	4,121	4,980,193
4.625%	11/15/41	1,080	1,277,597
4.750%	07/15/45	6,845	8,319,176

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Willis-Knighton Medical Center,
Sec’d. Notes
4.813%	09/01/48	6,480	$ 8,108,316
			422,002,157
Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
4.750%	02/15/23	8,500	9,048,173
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	915	979,050
			10,027,223
Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes, MTN
4.850%	06/15/21	700	726,577
Household Products/Wares — 0.7%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.200%	07/30/46	7,900	8,138,737
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	28,175	27,791,064
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22	44,150	44,422,175
2.750%	06/26/24	21,245	21,628,513
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	462,532
			102,443,021
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23	4,019	4,137,158
4.000%	06/15/22	885	910,233
			5,047,391
Insurance — 1.8%
Allstate Corp. (The),
Sub. Notes, Series B
5.750%(ff)	08/15/53	800	854,000
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	2,700	2,888,603
4.375%	01/15/55	7,500	8,014,615
4.500%	07/16/44	13,035	14,522,982
4.800%	07/10/45	5,000	5,813,472
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,435	3,755,949
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	10,658,021
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
AXIS Specialty Finance PLC,
Gtd. Notes
5.150%	04/01/45	3,700	$ 4,046,881
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	10,530	12,466,301
4.300%	05/15/43	2,250	2,651,188
4.400%	05/15/42	645	769,358
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26	27,363	29,875,040
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44	14,360	16,168,619
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49	180	181,141
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	32,036	32,210,189
4.250%	06/15/23	1,243	1,317,965
4.500%	06/15/49	2,210	2,453,648
4.569%	02/01/29	10,467	11,678,965
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	5,758,825
7.000%	06/15/40	6,248	8,906,408
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27	5,000	5,111,650
4.150%	09/17/50	8,815	8,930,596
4.300%	11/01/47	4,479	4,651,712
5.000%	03/30/43	100	110,201
5.000%	04/05/46	3,270	3,768,817
5.000%	05/20/49	18,590	21,567,831
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	6,880	8,081,979
Progressive Corp. (The),
Jr. Sub. Notes, Series B
5.375%(ff)	–(rr)	4,000	4,130,000
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	2,273,170
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	29,988,918
4.900%	09/15/44	350	435,112
Unum Group,
Sr. Unsec’d. Notes
7.250%	03/15/28	2,707	3,404,458
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	3,044,034

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
XLIT Ltd. (Bermuda),
Gtd. Notes
5.250%	12/15/43	2,962	$ 3,851,280
			274,341,928
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/48	2,500	2,876,489
Lodging — 0.3%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22	2,500	2,693,750
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	14,784,404
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	23,055,141
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23	8,900	9,419,666
			49,952,961
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36	2,200	3,061,286
Machinery-Diversified — 0.4%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	5,985	6,572,795
Wabtec Corp.,
Gtd. Notes
4.950%	09/15/28(a)	46,281	51,033,209
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	3,000	3,152,659
			60,758,663
Media — 3.4%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	170,250
CBS Corp.,
Gtd. Notes
2.900%	01/15/27	2,615	2,592,293
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	04/01/38	13,155	14,694,569
5.375%	05/01/47	56,457	61,513,698
5.750%	04/01/48	14,700	16,757,901
6.384%	10/23/35	21,503	26,036,593
6.484%	10/23/45	10,574	12,866,725
6.834%	10/23/55	10,596	13,388,304
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26	6,030	$ 6,313,920
3.300%	02/01/27	3,245	3,428,041
3.400%	07/15/46	12,867	13,158,048
3.900%	03/01/38	18,880	20,848,501
3.969%	11/01/47	13,145	14,436,027
3.999%	11/01/49	4,598	5,106,595
4.000%	03/01/48(a)	5,843	6,463,291
4.049%	11/01/52	6,355	7,087,767
4.200%	08/15/34	10,000	11,428,578
4.250%	01/15/33	6,090	7,003,955
4.600%	10/15/38	27,660	33,042,645
4.600%	08/15/45	31,348	37,586,590
4.700%	10/15/48	10,760	13,175,008
4.950%	10/15/58	15,300	19,445,633
6.450%	03/15/37	8,200	11,482,885
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	6,000	6,314,400
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	3,991,954
4.125%	05/15/29	17,100	17,998,908
4.950%	05/15/42	2,935	3,083,283
5.000%	09/20/37	3,891	4,182,832
5.300%	05/15/49(a)	22,622	24,998,445
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45	600	637,607
6.125%	01/31/46(a)	5,424	6,609,544
TEGNA, Inc.,
Gtd. Notes
5.125%	07/15/20	2,000	2,002,500
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	3,284,246
5.875%	11/15/40	7,590	8,488,534
6.550%	05/01/37	2,785	3,343,421
6.750%	06/15/39	4,700	5,745,440
Viacom, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57(a)	2,835	3,056,130
Sr. Unsec’d. Notes
4.375%	03/15/43	8,820	9,096,669
5.250%	04/01/44	28,591	32,195,958
5.850%	09/01/43	4,455	5,464,232
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,100	1,157,750
Gtd. Notes, 144A
5.375%	06/15/24	4,600	5,028,490
Walt Disney Co. (The),
Gtd. Notes, 144A
5.400%	10/01/43	9,675	13,366,321
6.400%	12/15/35	3,687	5,311,857

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Walt Disney Co. (The), (cont’d.)
7.700%	10/30/25	1,129	$ 1,464,837
			524,851,175
Mining — 1.5%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	2,805	3,403,110
6.450%	10/15/35	5,000	6,456,486
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36	15,000	19,499,097
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41(a)	8,800	11,059,619
5.750%	05/01/43(a)	6,750	8,838,011
7.500%	09/15/38	10,946	15,190,526
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	16,386	21,125,516
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	935	953,764
Gtd. Notes, 144A
6.250%(ff)	10/19/75	1,215	1,258,740
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27(a)	31,087	32,601,870
5.950%	03/15/24	8,220	9,149,271
6.875%	09/01/41	6,250	7,226,562
Newmont Goldcorp Corp.,
Gtd. Notes
3.625%	06/09/21	4,085	4,161,065
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
5.200%	11/02/40	7,083	9,206,918
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	10,177	13,230,913
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.200%	03/01/42	3,060	3,042,145
5.400%	02/01/43	33,580	34,396,793
6.000%	08/15/40	6,976	7,546,164
6.125%	10/01/35	3,600	4,101,913
6.250%	07/15/41	8,344	9,273,788
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,669,028
Yamana Gold, Inc. (Brazil),
Gtd. Notes
4.625%	12/15/27	8,418	8,914,941
			233,306,240
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.3%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22	1,000	$ 1,008,750
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42	274	274,171
Hillenbrand, Inc.,
Gtd. Notes
4.500%	09/15/26	11,200	11,264,390
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29	4,175	4,349,478
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.300%	09/15/46	10,185	10,231,393
4.400%	05/27/45	8,260	9,786,388
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	9,656,758
			46,571,328
Office/Business Equipment — 0.2%
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23	33,643	34,189,699
Oil & Gas — 5.3%
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40	15,688	15,634,398
5.250%	02/01/42	7,500	7,648,649
BP Capital Markets America, Inc.,
Gtd. Notes
3.790%	02/06/24	10,135	10,771,154
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.119%	05/04/26(a)	18,820	19,514,484
Burlington Resources LLC,
Gtd. Notes
7.200%	08/15/31	2,285	3,224,923
7.400%	12/01/31	2,700	3,850,349
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	17,670	22,509,868
6.450%	06/30/33	2,000	2,579,255
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47(a)	7,300	8,661,844
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27(a)	5,000	5,198,406
5.250%	06/15/37	36,690	39,959,173
5.400%	06/15/47	20,640	23,237,063
5.700%	10/15/19	4,840	4,845,269
6.750%	11/15/39	12,200	14,915,824
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	22,650	24,394,674
4.850%	08/15/48	4,900	5,614,617

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Concho Resources, Inc., (cont’d.)
4.875%	10/01/47	8,385	$ 9,587,844
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	1,426	2,062,438
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	847	931,531
4.300%	11/15/44(a)	3,330	3,879,646
4.950%	03/15/26	14,705	16,952,951
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	3,300	4,498,299
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24(a)	3,525	3,592,167
4.500%	04/15/23	1,500	1,557,237
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45	11,351	13,125,445
5.600%	07/15/41	21,825	26,490,142
Encana Corp. (Canada),
Gtd. Notes
6.500%	08/15/34	18,163	22,136,958
6.500%	02/01/38	1,875	2,258,279
7.375%	11/01/31	1,000	1,262,873
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23	1,635	1,730,839
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	5,533	6,161,563
4.150%	01/15/26(a)	3,920	4,335,368
Equinor ASA (Norway),
Gtd. Notes
3.950%	05/15/43	2,796	3,191,421
Sr. Unsec’d. Notes
7.750%	06/15/23	1,200	1,438,960
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.440%	08/16/29(a)	3,600	3,623,042
3.567%	03/06/45	4,370	4,749,093
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25	8,000	8,646,116
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47	6,560	7,547,044
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	04/15/24	13,133	13,754,299
6.800%	09/15/37	5,435	7,065,915
Marathon Oil Corp.,
Sr. Unsec’d. Notes
3.850%	06/01/25	5,000	5,198,603
4.400%	07/15/27(a)	21,000	22,393,494
5.200%	06/01/45	3,400	3,829,179
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28(a)	10,000	$ 10,419,766
5.000%	09/15/54	9,375	10,020,048
5.125%	12/15/26	13,890	15,612,503
5.850%	12/15/45	3,110	3,538,053
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26(a)	6,500	7,060,846
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/24	500	524,157
5.050%	11/15/44	2,313	2,523,146
5.250%	11/15/43	11,315	12,602,745
6.000%	03/01/41	12,630	15,248,497
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48	1,935	1,917,369
4.264%(s)	10/10/36	100,612	49,690,252
4.400%	04/15/46	32,065	32,659,971
4.500%	07/15/44	5,000	5,099,446
6.200%	03/15/40	15,066	18,157,369
6.450%	09/15/36	24,652	30,496,819
7.500%	05/01/31	4,290	5,618,563
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.999%	01/27/28(a)	5,000	5,567,500
6.900%	03/19/49	6,005	6,887,735
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	6,575	6,283,267
6.350%	02/12/48	2,025	1,860,793
Gtd. Notes, 144A
6.490%	01/23/27(a)	1,385	1,444,693
7.690%	01/23/50	12,200	12,718,500
Phillips 66,
Gtd. Notes
4.650%	11/15/34	3,500	4,041,692
4.875%	11/15/44(a)	9,900	11,760,957
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
4.450%	01/15/26(a)	20,925	22,923,539
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	10,000	8,250,000
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25(a)	10,000	10,579,736
4.000%	05/10/46	3,000	3,453,638
4.375%	05/11/45	8,430	10,186,534
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	11/15/47(a)	7,280	7,821,285
5.950%	12/01/34	1,000	1,304,706
6.500%	06/15/38	3,900	5,370,413

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Total Capital International SA (France),
Gtd. Notes
2.829%	01/10/30	23,745	$ 24,387,982
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29	5,029	5,348,357
4.350%	06/01/28	37,246	40,430,944
			826,372,517
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47(a)	9,810	9,873,949
Cameron International Corp.,
Gtd. Notes
3.600%	04/30/22	1,500	1,524,674
5.125%	12/15/43	2,000	2,254,297
7.000%	07/15/38	4,000	5,596,132
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	10,087,600
5.000%	11/15/45	1,835	2,049,138
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	18,479	19,559,214
4.000%	12/21/25	1,210	1,291,694
			52,236,698
Packaging & Containers — 0.4%
Ball Corp.,
Gtd. Notes
4.000%	11/15/23	975	1,020,094
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.900%	06/15/22	2,200	2,273,095
4.500%	11/01/23	3,059	3,283,109
WestRock MWV LLC,
Gtd. Notes
7.550%	03/01/47	4,109	5,847,489
7.950%	02/15/31(a)	7,987	11,048,523
WRKCo, Inc.,
Gtd. Notes
4.900%	03/15/29(a)	33,000	37,401,766
			60,874,076
Pharmaceuticals — 6.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.300%	05/14/36	2,500	2,638,599
4.400%	11/06/42	950	979,790
4.450%	05/14/46	28,910	29,945,485
4.500%	05/14/35	14,945	16,015,459
4.700%	05/14/45	46,155	49,375,001
4.875%	11/14/48	20,502	22,618,552
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	42,638	45,262,733
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21	3,975	$ 4,085,655
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
4.300%	12/15/47(a)	10,340	10,579,972
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21	4,000	4,080,110
3.600%	07/15/42	1,000	860,454
4.700%	07/15/64	3,246	3,079,655
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21	11,380	11,521,316
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29	16,835	17,981,827
4.125%	06/15/39	4,895	5,547,121
4.250%	10/26/49	22,045	25,597,002
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,500	1,543,581
4.600%	03/15/43	2,700	2,647,870
4.900%	09/15/45	20,000	20,380,298
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	25,005	27,322,364
4.900%	12/15/48	27,425	31,376,286
CVS Health Corp.,
Sr. Unsec’d. Notes
2.875%	06/01/26	11,045	11,070,404
3.250%	08/15/29	63,520	63,811,487
3.375%	08/12/24	1,150	1,190,609
3.700%	03/09/23	4,350	4,528,080
3.875%	07/20/25	1,178	1,246,396
4.780%	03/25/38	40,326	44,164,363
5.050%	03/25/48	44,992	51,062,714
5.125%	07/20/45	43,765	49,605,922
5.300%	12/05/43	20,115	23,423,354
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.700%	03/01/45	7,410	8,214,924
3.950%	03/15/49	6,425	7,456,692
4.150%	03/15/59	40,430	47,603,904
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	17,240	17,810,174
4.500%	02/25/26	16,905	18,461,993
4.800%	07/15/46	19,480	21,807,133
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28	11,490	12,680,278
Johnson & Johnson,
Sr. Unsec’d. Notes
3.400%	01/15/38	4,365	4,712,746
3.500%	01/15/48	15,275	16,799,810
3.625%	03/03/37	8,185	9,124,357

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson, (cont’d.)
3.700%	03/01/46	28,325	$ 31,965,694
4.375%	12/05/33	4,000	4,753,992
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22	6,200	6,264,455
4.750%	05/30/29	4,700	5,250,359
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	3,175	3,474,088
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.400%	03/07/29	5,595	6,069,226
Mylan NV,
Gtd. Notes
5.250%	06/15/46	14,995	15,977,336
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	28,665	30,344,911
5.400%	11/29/43	4,169	4,386,080
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45	4,625	5,441,890
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.100%	09/15/38	4,970	5,675,101
4.400%	05/15/44	6,410	7,633,291
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	21,060	21,157,568
2.875%	09/23/23	56,605	57,705,953
3.200%	09/23/26	4,755	4,906,194
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.000%	11/26/21	4,645	4,807,980
4.400%	11/26/23	19,390	20,882,471
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21(a)	16,800	15,372,000
			1,000,283,059
Pipelines — 6.0%
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27(a)	20,000	17,506,107
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48	8,381	9,670,327
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	6,975	7,105,781
5.375%	07/15/25	27,350	29,127,750
5.600%	04/01/44	5,579	5,216,365
8.125%	08/16/30	1,000	1,252,500
Gtd. Notes, 144A
6.450%	11/03/36	10,766	11,223,555
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer Operating LP,
Gtd. Notes
4.200%	04/15/27	5,000	$ 5,267,557
4.900%	03/15/35	1,905	1,967,772
5.150%	02/01/43	4,450	4,627,216
5.150%	03/15/45	6,080	6,381,561
5.300%	04/15/47	2,500	2,689,134
5.800%	06/15/38	18,544	21,221,768
6.000%	06/15/48	13,785	16,286,225
6.125%	12/15/45	24,984	29,310,992
6.250%	04/15/49	43,065	52,299,424
7.500%	07/01/38	10,000	12,839,172
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47	4,900	3,993,500
5.600%	04/01/44	1,651	1,349,692
Enterprise Products Operating LLC,
Gtd. Notes
4.150%	10/16/28	6,750	7,475,233
4.200%	01/31/50	6,690	7,154,663
4.250%	02/15/48	5,400	5,835,855
4.800%	02/01/49	23,030	26,815,464
4.850%	08/15/42	1,990	2,283,564
4.850%	03/15/44	5,775	6,630,146
4.900%	05/15/46	34,397	40,423,919
4.950%	10/15/54	3,110	3,617,574
5.375%(ff)	02/15/78	7,380	7,121,911
6.125%	10/15/39	3,937	5,112,619
Gtd. Notes, Series D
4.875%(ff)	08/16/77	7,490	7,236,955
6.875%	03/01/33	55	75,505
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24	7,000	6,784,544
4.750%	07/15/23	22,160	22,228,365
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	24,201,844
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	6,190	6,517,343
5.000%	08/15/42	2,010	2,202,907
5.400%	09/01/44	878	1,005,372
6.500%	04/01/20	6,175	6,301,685
6.500%	09/01/39	5,545	7,015,605
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46	3,459	3,836,257
5.200%	03/01/48	1,230	1,417,369
5.300%	12/01/34	5,573	6,400,186
5.550%	06/01/45	4,080	4,809,145
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	8,740	8,866,120
4.200%	03/15/45	2,630	2,701,033
4.250%	09/15/46	4,300	4,568,796
4.850%	02/01/49	25,700	29,845,215

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP, (cont’d.)
5.150%	10/15/43	5,820	$ 6,870,336
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24	8,625	9,084,713
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	5,016	5,299,761
4.500%	04/15/38	11,785	12,215,929
4.700%	04/15/48	36,535	38,132,163
4.875%	12/01/24	1,566	1,719,046
4.900%	04/15/58	9,705	10,088,772
5.200%	03/01/47	2,690	2,987,641
5.500%	02/15/49	21,915	25,415,186
Sr. Unsec’d. Notes, 144A
5.200%	12/01/47(a)	7,590	8,234,506
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	8,392	8,853,011
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	1,325	1,614,121
6.200%	09/15/43	18,615	23,025,255
6.850%	10/15/37	1,742	2,226,796
ONEOK, Inc.,
Gtd. Notes
3.400%	09/01/29	4,595	4,564,716
4.000%	07/13/27	1,500	1,569,763
4.450%	09/01/49	17,085	17,041,780
4.550%	07/15/28	15,725	17,025,365
4.950%	07/13/47	26,348	28,565,326
5.200%	07/15/48	24,560	27,288,122
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	11,680	12,044,771
4.680%	02/15/45	500	536,455
4.900%	10/01/46	6,500	7,299,332
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,215	4,120,302
3.650%	06/01/22	1,261	1,293,379
4.900%	02/15/45	7,400	7,446,614
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,384,260
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45	2,045	2,224,164
5.950%	09/25/43	525	665,424
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.350%	05/15/45	2,875	3,084,742
5.400%	10/01/47	24,625	26,868,511
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
5.400%	08/15/41	1,560	1,855,755
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	4,925	$ 4,760,510
4.000%	07/01/22	1,700	1,720,541
5.300%	03/01/48	11,885	10,308,767
5.450%	04/01/44(a)	3,175	2,815,232
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	2,389	2,443,637
3.700%	01/15/23	5,375	5,558,462
3.750%	06/15/27	17,760	18,344,075
4.300%	03/04/24	9,900	10,523,036
4.850%	03/01/48	13,780	14,743,096
4.900%	01/15/45	9,062	9,576,568
5.100%	09/15/45(a)	12,549	13,815,758
5.400%	03/04/44	14,950	16,751,686
5.750%	06/24/44	7,350	8,481,887
5.800%	11/15/43	3,434	3,989,241
			942,300,105
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	4,600	4,981,920
Real Estate Investment Trusts (REITs) — 1.5%
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29	1,265	1,371,187
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	4,850	5,044,393
3.850%	02/01/25	5,300	5,542,293
3.875%	08/15/22	3,372	3,504,554
3.900%	03/15/27	14,465	15,163,511
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22	8,073	8,582,130
HCP, Inc.,
Sr. Unsec’d. Notes
4.000%	12/01/22	1,297	1,358,042
4.000%	06/01/25	25,936	27,609,132
4.200%	03/01/24	2,630	2,828,519
4.250%	11/15/23	2,815	3,005,056
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
3.150%	05/15/23(a)	12,826	12,062,066
4.500%	04/18/22(a)	4,311	4,302,161
Office Properties Income Trust,
Sr. Unsec’d. Notes
4.150%	02/01/22	8,250	8,436,003
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	07/15/24	400	427,899
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24	10,000	10,123,152

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	3,719	$ 3,820,149
4.700%	06/01/27	2,020	2,212,177
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	11,554	12,392,159
4.400%	01/15/29(a)	17,246	19,094,686
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30	7,500	7,505,788
4.000%	06/01/25	22,715	24,275,813
4.250%	04/01/26	3,915	4,260,728
4.250%	04/15/28	14,270	15,655,138
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.625%	09/15/23	5,000	5,428,131
7.375%	03/15/32	14,156	19,834,360
8.500%	01/15/25	3,500	4,508,737
			228,347,964
Retail — 2.6%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	20,791,020
4.500%	07/26/47	15,758	17,153,835
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	22,460	24,082,462
Bed Bath & Beyond, Inc.,
Sr. Unsec’d. Notes
5.165%	08/01/44	6,800	4,636,900
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24(a)	17,675	18,558,750
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	15,000	15,893,602
4.200%	05/15/28	37,165	39,934,720
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.500%	09/15/56	1,105	1,175,615
3.900%	06/15/47(a)	20,500	23,470,068
4.200%	04/01/43	5,422	6,369,802
4.250%	04/01/46	9,395	11,251,413
4.400%	03/15/45	15,945	19,373,840
5.875%	12/16/36(a)	8,382	11,591,916
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22(a)	8,575	9,035,906
5.625%	10/15/23(a)	977	1,028,293
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46	9,060	9,123,263
4.250%	09/15/44	4,490	4,827,491
4.375%	09/15/45	6,035	6,668,410
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23(a)	6,000	$ 5,931,296
3.875%	01/15/22	1,460	1,484,873
4.300%	02/15/43	8,994	7,262,636
5.125%	01/15/42	1,875	1,689,175
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.450%	03/01/47	14,400	16,534,506
4.600%	05/26/45	5,325	6,205,247
4.875%	12/09/45	17,900	21,643,992
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	7,745	8,468,347
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	4,500	4,578,750
Target Corp.,
Sr. Unsec’d. Notes
3.625%	04/15/46(a)	14,935	16,363,470
Walmart, Inc.,
Sr. Unsec’d. Notes
3.250%	07/08/29	11,565	12,493,492
3.700%	06/26/28	21,660	24,005,745
4.050%	06/29/48	30,950	37,234,511
			408,863,346
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.363%(ff)	08/01/24	1,765	1,853,664
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23	8,235	8,395,123
			10,248,787
Semiconductors — 0.9%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
5.100%	10/01/35	10,265	13,010,089
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	18,350	18,427,438
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	21,620	21,827,393
3.125%	10/15/22	16,620	16,828,576
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21	3,500	3,574,816
4.333%	06/01/23(a)	26,200	27,514,626
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21	6,186	6,347,011
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.300%	05/20/47	27,299	30,516,671
			138,046,620

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27		3,440	$ 3,572,784
Software — 2.3%
CA, Inc.,
Sr. Unsec’d. Notes
3.600%	08/01/20		5,000	5,045,090
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23	EUR	25,000	27,833,835
Fiserv, Inc.,
Sr. Unsec’d. Notes
0.375%	07/01/23	EUR	23,075	25,377,706
Microsoft Corp.,
Sr. Unsec’d. Notes
3.700%	08/08/46(a)		36,755	41,831,762
3.750%	02/12/45		6,500	7,445,151
3.950%	08/08/56		55,401	65,616,989
4.000%	02/12/55		13,525	16,121,351
4.450%	11/03/45		9,049	11,427,706
4.500%	02/06/57		35,011	45,478,510
Oracle Corp.,
Sr. Unsec’d. Notes
3.800%	11/15/37		21,055	22,922,819
3.900%	05/15/35		7,366	8,133,104
4.000%	07/15/46		30,190	33,756,171
4.125%	05/15/45		1,300	1,471,746
4.300%	07/08/34		12,200	14,137,357
4.375%	05/15/55		30,959	36,532,485
				363,131,782
Telecommunications — 4.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	01/15/25		3,085	3,293,745
4.350%	06/15/45		54,699	57,480,757
4.500%	05/15/35		22,285	24,450,905
4.500%	03/09/48(a)		2,949	3,172,036
4.550%	03/09/49		43,111	46,602,571
4.650%	06/01/44		19,400	20,907,162
4.800%	06/15/44		16,235	17,958,265
4.850%	03/01/39		17,730	20,102,906
4.900%	06/15/42		2,700	3,005,494
5.150%	03/15/42		14,670	16,810,074
5.150%	11/15/46		3,985	4,604,602
5.150%	02/15/50		59,918	70,214,238
5.250%	03/01/37(a)		34,020	40,038,631
5.350%	09/01/40		25,693	30,104,172
5.350%	12/15/43		5,020	5,899,825
5.450%	03/01/47(a)		7,792	9,426,316
5.650%	02/15/47(a)		4,655	5,771,999
6.000%	08/15/40		9,530	11,884,348
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		1,675	2,554,395
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	1,000	$ 1,476,573
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
3.750%	05/15/22	3,934	4,080,740
4.600%	05/23/29	27,700	30,186,426
5.500%	09/01/44	7,454	7,943,418
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	5,000	5,403,800
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	20,000	20,075,000
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24(a)	8,786	9,475,262
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	677	774,450
4.500%	08/10/33	37,325	43,339,578
4.522%	09/15/48	66,076	78,126,541
4.862%	08/21/46	10,803	13,194,607
5.012%	04/15/49	91,117	114,563,692
5.250%	03/16/37	31,986	39,600,653
			762,523,181
Transportation — 1.8%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42	8,705	10,128,409
4.400%	03/15/42	10,600	12,438,770
4.450%	03/15/43	15,127	17,966,330
4.550%	09/01/44	2,455	2,947,321
4.700%	09/01/45	6,575	8,096,324
5.150%	09/01/43	4,633	5,929,692
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	11/07/43	2,000	2,385,243
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.800%	09/15/35	3,970	4,737,091
5.750%	03/15/33	1,775	2,249,287
6.125%	09/15/15	14,400	21,525,774
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	5,958,475
3.350%	11/01/25	10,250	10,802,355
4.250%	11/01/66	14,175	15,035,798
4.500%	08/01/54	10,400	11,991,962
4.650%	03/01/68	5,672	6,518,224
4.750%	05/30/42	5,000	5,845,650
5.500%	04/15/41	1,682	2,123,046
6.150%	05/01/37	1,000	1,314,964
6.220%	04/30/40	531	715,201

A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29(a)	8,000	$ 7,929,591
4.050%	02/15/48	26,350	25,842,218
4.100%	04/15/43	825	821,139
4.500%	02/01/65	2,115	1,992,319
4.550%	04/01/46	6,975	7,316,119
4.750%	11/15/45	2,925	3,147,266
5.100%	01/15/44	5,844	6,545,300
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	2,680	2,921,088
4.950%	08/15/45	10,000	12,014,591
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.942%	11/01/47	3,667	3,981,439
3.950%	10/01/42	1,140	1,231,500
4.050%	08/15/52	1,585	1,732,003
4.650%	01/15/46	700	831,153
4.800%	08/15/43	852	996,543
4.837%	10/01/41	1,080	1,296,566
5.590%	05/17/25	3,000	3,461,082
6.000%	05/23/11	1,210	1,585,693
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.875%	02/01/55	4,805	5,012,477
3.950%	08/15/59	5,100	5,411,014
4.050%	11/15/45	6,460	7,103,431
4.250%	04/15/43	275	307,056
4.300%	06/15/42	1,125	1,256,364
4.300%	03/01/49	22,825	26,529,556
4.375%	11/15/65	1,800	1,998,954
			279,974,378
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23	20,000	21,164,845
4.200%	04/01/27	7,820	8,321,423
			29,486,268
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/47	7,370	7,886,174
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24	5,000	5,298,103
			13,184,277

Total Corporate Bonds (cost $12,755,569,572)			13,919,378,270
Municipal Bonds — 1.6%
California — 0.3%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	11,404,060
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
Los Angeles Department of Water,
Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,050	$ 1,399,923
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.574%	07/01/45	3,595	5,735,858
6.603%	07/01/50	8,000	13,279,440
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	815	1,275,605
7.350%	11/01/39	1,635	2,568,749
7.500%	04/01/34	1,200	1,849,284
7.625%	03/01/40	1,480	2,428,384
			39,941,303
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Revenue Bonds, Series A
4.814%	10/01/2114	5,000	7,054,150
Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, Series C
4.472%	01/01/49	5,300	6,700,737
4.572%	01/01/54	17,500	22,419,075
Illinois State Toll Highway Authority,
Revenue Bonds, BABs
5.851%	12/01/34	600	817,416
			29,937,228
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Revenue Bonds, Series A
3.652%	08/15/57	19,000	21,119,640
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	408,411
			21,528,051
New Jersey — 0.3%
New Jersey Turnpike Authority,
Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	45,683,728
Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,940	9,571,122
			55,254,850
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,150	1,464,617
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	500	688,300
			2,152,917

A24

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, Series A
4.048%	12/01/56	6,089	$ 7,338,280
4.800%	06/01/2111	1,300	1,729,260
			9,067,540
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	10,555,687
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	20,541	21,654,733
South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds, Series C
5.784%	12/01/41	1,000	1,353,110
Texas — 0.3%
North Texas Tollway Authority,
Revenue Bonds, BABs
6.718%	01/01/49	5,410	8,856,332
Permanent University Fund - University of Texas System,
Revenue Bonds, Series A
3.376%	07/01/47	25,225	27,125,956
University of Texas System (The),
Revenue Bonds, Series A
3.852%	08/15/46	8,075	9,559,024
			45,541,312
Virginia — 0.1%
University of Virginia,
Revenue Bonds, Series C
4.179%	09/01/2117	10,570	13,222,330

Total Municipal Bonds (cost $219,683,917)			257,263,211
Sovereign Bond — 0.2%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.950%	01/11/23	23,800	24,094,434
(cost $23,783,349)

	Shares
Preferred Stocks — 0.2%
Capital Markets — 0.1%
State Street Corp., 5.350%(a)	335,000	8,964,600
Electric Utilities — 0.1%
SCE Trust V, 5.450%	565,000	13,825,550

Total Preferred Stocks (cost $22,500,000)		22,790,150

Total Long-Term Investments (cost $14,195,701,108)		15,445,992,348

	Shares	Value
Short-Term Investments — 3.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,883,632	$ 3,883,632
PGIM Institutional Money Market Fund (cost $494,487,217; includes $493,714,685 of cash collateral for securities on loan)(b)(w)	494,397,467	494,446,907

Total Short-Term Investments (cost $498,370,849)		498,330,539

TOTAL INVESTMENTS—102.0% (cost $14,694,071,957)		15,944,322,887

Liabilities in excess of other assets(z) — (2.0)%		(309,485,868)

Net Assets — 100.0%		$ 15,634,837,019

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $482,768,287; cash collateral of $493,714,685 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A25

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
914	2 Year U.S. Treasury Notes	Dec. 2019	$196,967,000	$ (415,062)
125	5 Year U.S. Treasury Notes	Dec. 2019	14,893,555	3,125,115
439	10 Year U.S. Treasury Notes	Dec. 2019	57,207,187	(267,830)
46	10 Year U.S. Ultra Treasury Notes	Dec. 2019	6,550,688	(88,593)
3,720	20 Year U.S. Treasury Bonds	Dec. 2019	603,802,500	(8,646,899)
				(6,293,269)
Short Positions:
315	5 Year Euro-Bobl	Dec. 2019	46,573,291	224,849
1,120	10 Year Euro-Bund	Dec. 2019	212,714,642	978,269
3,155	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	605,464,219	26,585,090
26	Euro Schatz Index	Dec. 2019	3,183,286	(1,864)
				27,786,344
				$21,493,075
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/19	The Toronto-Dominion Bank	EUR	102,117	$112,241,185	$111,319,643	$—	$(921,542)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/19	HSBC Bank USA, N.A.	EUR	50,788	$ 56,585,345	$ 55,364,442	$1,220,903	$ —
Expiring 10/02/19	The Toronto-Dominion Bank	EUR	51,330	56,572,047	55,955,201	616,846	—
Expiring 11/04/19	BNP Paribas S.A.	EUR	77,238	84,698,283	84,417,189	281,094	—
Expiring 11/04/19	The Toronto-Dominion Bank	EUR	102,117	112,509,754	111,608,689	901,065	—
				$310,365,429	$307,345,521	3,019,908	—
						$3,019,908	$(921,542)
Currency swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
20,495	3 Month LIBOR(Q)	EUR	18,000	0.641%(A)	Citibank, N.A.	12/10/28	$(1,331,385)	$—	$(1,331,385)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A26